Interest receivables, net of credit impairment losses	12 Months Ended
Dec. 31, 2018
Interest Receivables Net Of Credit Impairment Losses
14. Interest receivables, net of credit impairment losses

	As at December 31,
	2017	2018
	RMB’000	RMB’000

Interest receivables	40,136	8,839
Less: credit impairment losses	(508)	(1,782)
Interest receivable, net of credit impairment losses	39,628	7,057

The Group reviews the interest receivables on a periodic basis and makes credit impairment losses when there is doubt as to the collectability of individual balance.

The table below provides the changes in credit impairment losses between the beginning and the end of the annual period:

	As at December 31,
	2017	2018
	RMB’000	RMB’000

Credit impairment losses as at January 1	1,919	508
Changes on initial application of IFRS 9	-	1,944
Reversal	(1,411)	(670)
Credit impairment losses as at December 31	508	1,782